Administrative Expenses - Summary of Expenses by Nature and Function (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (91,411,543)	$ (88,053,402)	$ (91,348,107)
Fees and Remunerations for Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(7,578,586)	(5,759,643)	(8,689,077)
Directors’ and Syndics’ Fees
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,245,979)	(761,797)	(1,389,599)
Advertising and Marketing
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(4,269,032)	(4,499,987)	(4,711,882)
Taxes
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(23,537,781)	(22,616,287)	(21,322,510)
Maintenance and Repairs of Assets and Systems
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(13,949,927)	(15,648,221)	(12,637,267)
Electricity and Communications
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(4,644,902)	(5,602,823)	(6,718,037)
Representation and Travel Expenses
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(232,997)	(131,569)	(171,613)
Stationery and Office Supplies
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(1,495,928)	(787,861)	(1,233,078)
Rentals
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(353,882)	(944,694)	(908,087)
Administrative Services under Contract
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(16,375,358)	(14,892,350)	(15,370,693)
Security
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(2,129,312)	(2,257,421)	(3,417,482)
Insurance
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(804,566)	(933,794)	(725,554)
Armored Transportation Services
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	(5,587,153)	(5,530,263)	(4,594,789)
Others
Summary Of Expenses By Nature Administrative Expenses [line items]
Administrative Expenses	$ (9,206,140)	$ (7,686,692)	$ (9,458,439)